Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2013
Retail Class Prospectus | State Farm LifePath 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM LIFEPATH 2040 (NLOAX) (NLBOX) (SAUAX) (SAUBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund” or the “Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Fund invests all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. BlackRock Fund Advisors (“BFA”), the investment adviser to the LifePath Master Portfolios, has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory fees and administration fees, if any, charged to the investment companies in which the LifePath Master Portfolio invests (the “Underlying Funds”) through April 30, 2014 (the “contractual waiver”). BFA may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios.

          BFA contractually agreed to provide an offsetting credit against the investment advisory fees received from the LifePath Master Portfolios in an amount equal to the fees and expenses of the Master Investment Portfolio independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2023. Also, BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BAL in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2014. BFA and BAL may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

		In addition to the BFA and BAL fee waivers, State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 83 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The LifePath 2040 Fund invests all of its assets in corresponding series of the LifePath Master Portfolios, which allocates and reallocates its assets among the Underlying Funds. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets, below investment-grade bonds, commodities, and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index when seeking to match the performance of a particular market index.

		The LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2013, the LifePath 2040 Portfolio held approximately 82% of its assets in Underlying Funds that invest primarily in equity securities, 18% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As the stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the LifePath Master Portfolio in which the Fund invests and refers to the Underlying Funds in which the LifePath Master Portfolio invests.

  Allocation Risk.     The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the LifePath Master Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk.     To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country region or group of countries.

  Debt Securities Risk.      Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk.     The LifePath Master Portfolio’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Master Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk.     Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Extension Risk.     When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Equity Securities Risk.     Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk.     Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The LifePath Master Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the LifePath Master Portfolio’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk.     The LifePath Master Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Master Portfolio may also directly invest in exchange traded funds (“ETFs”). The Fund’s net asset value (“NAV”) will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk.     Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk.     Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk.     Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage-and Asset-Backed Securities Risk.     Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk.     Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk.     When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk.     Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk.     The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.

  Securities Lending Risk.     Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

  U.S. Government Obligations Risk.     Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

           The LifePath 2040 Fund must maintain cash balances to meet redemption requests, which may lower overall Fund performance.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 19.01%, during the second quarter of 2009. Worst quarter: -20.89%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The blended benchmark is a hypothetical representation of the performance of the LifePath 2040 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2040 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2040 Fund’s changing asset allocations over time. As of December 31, 2012, the following indexes are used to calculate the LifePath 2040 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 3000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index and Barclays U.S. TIPS Index.
Retail Class Prospectus | State Farm LifePath 2040 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.07%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	616
After 3 years	rr_ExpenseExampleYear03	947
After 5 years	rr_ExpenseExampleYear05	1,300
After 10 years	rr_ExpenseExampleYear10	2,292
1 Year	rr_AverageAnnualReturnYear01	8.54%
5 Years	rr_AverageAnnualReturnYear05	(0.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Retail Class Prospectus | State Farm LifePath 2040 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.07%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.90%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	693
After 3 years	rr_ExpenseExampleYear03	1,034
After 5 years	rr_ExpenseExampleYear05	1,402
After 10 years	rr_ExpenseExampleYear10	2,448
After 1 year	rr_ExpenseExampleNoRedemptionYear01	193
After 3 years	rr_ExpenseExampleNoRedemptionYear03	684
After 5 years	rr_ExpenseExampleNoRedemptionYear05	1,202
After 10 years	rr_ExpenseExampleNoRedemptionYear10	2,448
1 Year	rr_AverageAnnualReturnYear01	8.52%
5 Years	rr_AverageAnnualReturnYear05	(0.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.12%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Retail Class Prospectus | State Farm LifePath 2040 Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.07%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	419
After 3 years	rr_ExpenseExampleYear03	756
After 5 years	rr_ExpenseExampleYear05	1,116
After 10 years	rr_ExpenseExampleYear10	2,130
2004	rr_AnnualReturn2004	10.86%
2005	rr_AnnualReturn2005	7.71%
2006	rr_AnnualReturn2006	16.46%
2007	rr_AnnualReturn2007	1.60%
2008	rr_AnnualReturn2008	(35.71%)
2009	rr_AnnualReturn2009	27.55%
2010	rr_AnnualReturn2010	12.30%
2011	rr_AnnualReturn2011	(2.81%)
2012	rr_AnnualReturn2012	14.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.89%)
1 Year	rr_AverageAnnualReturnYear01	10.84%
5 Years	rr_AverageAnnualReturnYear05	(0.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 09, 2003
Retail Class Prospectus | State Farm LifePath 2040 Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.07%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.60%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	463
After 3 years	rr_ExpenseExampleYear03	868
After 5 years	rr_ExpenseExampleYear05	1,249
After 10 years	rr_ExpenseExampleYear10	2,212
After 1 year	rr_ExpenseExampleNoRedemptionYear01	163
After 3 years	rr_ExpenseExampleNoRedemptionYear03	593
After 5 years	rr_ExpenseExampleNoRedemptionYear05	1,049
After 10 years	rr_ExpenseExampleNoRedemptionYear10	2,212
1 Year	rr_AverageAnnualReturnYear01	10.81%
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 09, 2003
Retail Class Prospectus | State Farm LifePath 2040 Fund | Return After Taxes on Distributions | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.59%
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 09, 2003
Retail Class Prospectus | State Farm LifePath 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.38%
5 Years	rr_AverageAnnualReturnYear05	(0.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 09, 2003
Retail Class Prospectus | State Farm LifePath 2040 Fund | Blended Benchmark (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.28%	[5]
5 Years	rr_AverageAnnualReturnYear05	1.63%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 09, 2003	[5]
Retail Class Prospectus | State Farm LifePath 2040 Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%	[4],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 09, 2003	[6]
Retail Class Prospectus | State Farm LifePath 2040 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%	[7]
5 Years	rr_AverageAnnualReturnYear05	5.95%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[4],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 09, 2003	[7]

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	The expense information in the table above has been restated to reflect current fees.
[3]	Total Annual Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.
[4]	5/09/2003 to 12/31/2012 (or life of class, if less)
[5]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.48%.
[6]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 3.54%.
[7]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 6.33%.